Short-Term Bank Credit And Loans (Tables)	12 Months Ended
Dec. 31, 2023
Short-Term Debt [Abstract]
Schedule Of Short-Term Bank Credit And Loans

	Interest %	December 31, 2023	December 31, 2022
Loans	SOFR + 1.2% - 1.5%	$162,034	$21,772
Commercial securities (1)	SOFR + 1.0%	313,620	—
Bank credit	SOFR + 1.2% - 1.5%	100,940	93,304
		$576,594	$115,076

As of December 31, 2023 the SOFR rate of short-term loans was 5.38%.

(1)    During August and September 2023, the Company issued commercial paper in Israel denominated in U.S. Dollar in an amount of approximately $315 million par value. The commercial paper bearing an annual interest of the three-months SOFR interest rate and an additional 1%. The commercial paper is for a term of 90 days, which may be extended by additional periods of 90 days each, up to a maximum period of five years, and is also subject to early repayment at the request of an investor with a seven business days notice, or at the Company's discretion, with a twenty-one days prior notice. The commercial paper is not listed on any stock exchange.